Acquisitions - Purchase Price Allocation (Details) - USD ($) $ in Thousands	Mar. 03, 2025	Sep. 03, 2024
Live Knutsen
Acquisitions
Purchase consideration	$ 26,149
Less: Fair value of net assets acquired:
Vessel and equipment	125,354
Cash	1,116
Inventories	346
Derivatives assets (liabilities)	213
Others current assets	2,113
Long-term debt	(73,389)
Deferred debt issuance	349
Trade accounts payable	(129)
Accrued expenses	(3,851)
Amounts due to related parties	(1,510)
Contract liabilities: Unfavorable contract rights	(24,463)
Subtotal	$ 26,149
Tuva Knutsen
Acquisitions
Purchase consideration		$ 31,557
Less: Fair value of net assets acquired:
Vessel and equipment		125,161
Cash		1,782
Inventories		285
Derivatives assets (liabilities)		1,773
Others current assets		1,101
Long-term debt		(69,038)
Deferred debt issuance		404
Trade accounts payable		(249)
Accrued expenses		(1,419)
Amounts due to related parties		(615)
Contract liabilities: Unfavorable contract rights		(27,628)
Subtotal		$ 31,557